CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and Cash Equivalents	¥ 1,032,810	¥ 1,231,860
Restricted Cash	152,497	135,048
Net investment in Leases	1,155,023	1,087,563
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥197,041 million March 31, 2024 ¥129,959 million	3,958,814	3,905,026
Allowance for Credit Losses	(58,110)	(65,373)
Investment in Operating Leases	1,868,574	1,537,178
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥25,386 million March 31, 2024 ¥35,696 million The amounts which are associated to available-for-sale debt securities are as follows: As of March 31, 2023 Amortized Cost ¥2,488,858 million Allowance for Credit Losses ¥(144) million As of March 31, 2024 Amortized Cost ¥3,015,940 million Allowance for Credit Losses ¥(634) million	3,263,079	2,852,378
Property under Facility Operations	689,573	620,994
Equity method investments	1,313,887	1,062,410
Trade Notes, Accounts and Other Receivable	401,368	441,803
Inventories	227,359	169,021
Office Facilities	248,458	253,649
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million March 31, 2024 ¥2,786 million	2,068,768	2,057,828
Total Assets	16,322,100	15,289,385
Liabilities:
Short-Term Debt	574,095	508,796
Deposits	2,245,835	2,246,345
Trade Notes, Accounts and Other Payable	362,504	366,851
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥163,734 million March 31, 2024 ¥167,207 million	1,892,510	1,832,057
Income Taxes:
Current	65,534	25,199
Deferred	505,190	429,063
Long-Term Debt	5,626,376	5,209,723
Other Liabilities	1,025,446	1,056,084
Total Liabilities	12,297,490	11,674,118
Redeemable Noncontrolling Interests	2,645	945
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2023 1,234,849,342 shares March 31, 2024 1,214,961,054 shares	221,111	221,111
Additional Paid-in Capital	233,457	233,169
Retained Earnings	3,259,730	3,054,448
Accumulated Other Comprehensive Income	357,148	156,135
Treasury Stock, at Cost: March 31, 2023 64,543,473 shares March 31, 2024 63,475,848 shares	(129,980)	(121,256)
ORIX Corporation Shareholders' Equity	3,941,466	3,543,607
Noncontrolling Interests	80,499	70,715
Total Equity	4,021,965	3,614,322
Total Liabilities and Equity	16,322,100	15,289,385
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	4,748	3,544
Net investment in Leases	2,186	0
Installment Loans (Net of Allowance for Credit Losses)	186,889	214,118
Investment in Operating Leases	55,089	65,314
Property under Facility Operations	150,930	159,991
Equity method investments	50,168	50,406
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million March 31, 2024 ¥2,786 million	84,858	73,093
Total Assets	534,868	566,466
Liabilities:
Short-Term Debt	2,186	0
Trade Notes, Accounts and Other Payable	845	1,436
Income Taxes:
Long-Term Debt	339,143	349,528
Other Liabilities	27,694	26,971
Total Liabilities	¥ 369,868	¥ 377,935